QUARTERLY DATA (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Data

QUARTERLY DATA (UNAUDITED)

(Dollars in millions, except per share amounts)	1Q	2Q	3Q	4Q	Year
2012
Net sales	$378.1	$404.0	$455.4	$470.7	$1,708.1
Gross profit(1)	125.2	130.2	134.6	136.6	526.6
Net earnings attributable to Cytec Industries Inc.	53.1	35.7	53.3	45.8	188.0
Earnings per common share attributable to Cytec Industries Inc.:
Basic net earnings per share(2)	$1.16	$0.77	$1.15	$1.01	$4.08
Diluted net earnings per share(2)	$1.14	$0.76	$1.13	$0.99	$4.02

2011
Net sales	$335.7	$347.3	$363.4	$369.5	$1,415.9
Gross profit(1)	96.3	103.2	107.4	116.9	423.7
Net earnings attributable to Cytec Industries Inc.	83.2	35.1	47.9	41.6	207.8
Earnings per common share attributable to Cytec Industries Inc.:
Basic net earnings per share(2)	$1.68	$0.71	$0.99	$0.89	$4.29
Diluted net earnings per share(2)	$1.66	$0.70	$0.98	$0.88	$4.24

(1)	Gross profit is derived by subtracting manufacturing cost of sales from net sales.
(2)	The sum of the quarters may not equal the full year basic and diluted earnings per share since each period is calculated separately.